Document and Entity Information	Jun. 30, 2023
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	THE LAZARD FUNDS, INC.
Entity Central Index Key	0000874964
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2023
Document Effective Date	Jun. 30, 2023
Prospectus Date	May 01, 2023
LAZARD RETIREMENT SERIES INC [Member]
Prospectus:
Entity Registrant Name	LAZARD RETIREMENT SERIES, INC.
Entity Central Index Key	0001033669